Organization (Details 1) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Mar. 31, 2017	Dec. 31, 2014
Current assets:
Cash and cash equivalents	$ 1,305	$ 6,460	$ 1,305	$ 6,460	$ 13,060	$ 3,610	$ 7,787	$ 13,554	$ 13,418
Restricted cash	766		766		3,459	1,153
Accounts receivable	33,279		33,279		65,720	28,257
Receivable from MVNO franchisees	3,437		3,437		3,514	4,319
Inventories	14,119		14,119		17,031	12,682
Prepaid expenses and other current assets	35,161		35,161		16,240	6,599
Total current assets	88,797		88,797		119,531	58,079
Non-current assets:
Property and equipment, net	1,167		1,167		1,362	1,488
Intangible assets, net	20,542		20,542		20,004	15,498
Goodwill	727		727		736	693	741
Deferred tax assets	1,201		1,201		1,463	1,054
Other non-current assets	5,656		5,656		2,994	529
Total non-current assets	44,830		44,830		29,201	19,951
Total assets	133,627		133,627		148,732	78,030
Current liabilities:
Accounts payable	11,658		11,658		49,690	22,691
Accrued expenses and other payables						50
Deferred revenue	6,717		6,717		7,960	11,995
Short-term bank borrowings	11,653		11,653		12,648	6,306
Total current liabilities	62,235		62,235		92,748	50,487
Non-current liabilities
Deferred tax liabilities	4,050		4,050		3,555	2,170
Total non-current liabilities	18,603		18,603		8,979	14,032
Total liabilities	80,838		80,838		101,727	64,519
Income Statement [Abstract]
Net revenues	56,339	22,129	114,595	53,339	154,307	120,586	75,072
Net (loss) income	2,008	$ (965)	3,395	(947)	(12,359)	2,596	795
Statement of Cash Flows [Abstract]
Net increase (decrease) in cash and cash equivalents			(11,755)	$ 2,850	9,450	(4,177)	(5,631)
VIE [Member]
Current assets:
Cash and cash equivalents					51	414
Restricted cash					3,459	1,153
Accounts receivable					2,565	129
Receivable from MVNO franchisees					3,514	4,319
Inventories					221	67
Prepaid expenses and other current assets					423	926
Total current assets					10,233	7,008
Non-current assets:
Property and equipment, net					897	987
Intangible assets, net					8,393	8,609
Goodwill					736	693
Deferred tax assets					940	1,054
Other non-current assets					81	58
Total non-current assets					11,047	11,401
Total assets					21,280	18,409
Current liabilities:
Accounts payable					4,143	4,598
Accrued expenses and other payables	5,053		5,053		4,038	2,778
Deferred revenue	4,009		4,009		5,904	9,134
Short-term bank borrowings	38		38			721
Intercompany payables					14,279	7,923
Total current liabilities					28,364	25,154
Non-current liabilities
Deferred tax liabilities	$ 1,415		$ 1,415		1,500	1,539
Total non-current liabilities					1,500	1,539
Total liabilities					29,864	26,693
Income Statement [Abstract]
Net revenues					32,074	35,138	19,957
Net (loss) income					347	(3,381)	(5,029)
Statement of Cash Flows [Abstract]
Net cash provided by (used in) operating activities					683	(2,128)	2,413
Net cash used in investing activities					(281)	(634)	(1,622)
Net cash (used in) provided by financing activities					(765)	721	(770)
Net increase (decrease) in cash and cash equivalents					$ (363)	$ (2,041)	$ 21